Stock Based Compensation - Schedule of Fair Value of Stock Options Granted with Weighted Average Assumptions of Black-Scholes and Monte Carlo Option-Pricing Models (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	2,693,648	600,000
Employee Stock Option [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.49%	1.84%
Expected volatility		40.10%	39.90%
Expected life (in years)		10 years	10 years
Weighted-average estimated fair value of options granted during the year		$ 10.737	$ 6.90
Employee Stock Option [member] | March1 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.49%
Expected volatility	40.10%
Expected life (in years)	10 years
Weighted-average estimated fair value of options granted during the year	$ 14.55
Number of shares	250,000
Employee Stock Option [member] | April 9 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.58%
Expected volatility	47.80%
Expected life (in years)	10 years
Weighted-average estimated fair value of options granted during the year	$ 17.21
Number of shares	25,000
Employee Stock Option [member] | May 3 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.58%
Expected volatility	45.70%
Expected life (in years)	10 years
Weighted-average estimated fair value of options granted during the year	$ 16.81
Number of shares	250,000
Employee Stock Option [member] | November 1 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.11%
Expected volatility	41.30%
Expected life (in years)	10 years
Weighted-average estimated fair value of options granted during the year	$ 4.96
Number of shares	150,000
Employee Stock Option [member] | December 24 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.74%
Expected volatility	39.90%
Expected life (in years)	10 years
Weighted-average estimated fair value of options granted during the year	$ 13.62
Number of shares	499,489